17010268

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

001-10994

By Electronic Mail

Received SEC

February 13, 2017

FEB 13 2017

Washington, DC 20549

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

Dear Mr. Thomas:

This is to certify that on February 1, 2017 The Nasdaq Stock Market (the "Exchange") received from Virtus Investment Partners, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

7.25% Series D Mandatory Convertible Preferred Stock, $0.01 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery